STOCKHOLDERS' EQUITY (Details 5) - Exercise Price Dollar 0.40 [Member] - Warrant [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number Outstanding | shares	100,000
Weighted Average Remaining Contractual life in years	8 years
Weighted Average Exercise Price | $ / shares	$ 0.40
Number of shares exercisable | shares	100,000
Weighted Average Exercise Price | $ / shares	$ 0.4
Weighted Average Remaining Contractual life in years	6 years